Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Parenthetical) (Detail)	Sep. 30, 2014	Aug. 10, 2014	May. 31, 2014	Apr. 30, 2013	Feb. 28, 2013	Sep. 09, 2012	Jul. 05, 2012
iJoy
Business Acquisition [Line Items]
Business acquisition, equity interests acquired				100.00%
Sichuan Aipu Network Co., Ltd. and its Subsidiaries ("Aipu Group")
Business Acquisition [Line Items]
Business acquisition, equity interests acquired			50.00%
Dermot Entities
Business Acquisition [Line Items]
Business acquisition, equity interests acquired		100.00%
Beijing Yichengtaihe Investment Co., Ltd
Business Acquisition [Line Items]
Business acquisition, equity interests acquired	100.00%
WiFire BJ and Yilong
Business Acquisition [Line Items]
Business acquisition, equity interests acquired					100.00%
Held Directly by 21 Vianet Beijing | Beijing Yichengtaihe Investment Co., Ltd | Variable Interest Entities
Business Acquisition [Line Items]
Business acquisition, equity interests acquired	100.00%
Held Directly by 21 Vianet Beijing | Fastweb Acquisition
Business Acquisition [Line Items]
Business acquisition, equity interests acquired						100.00%
Held Directly by 21 Vianet Beijing | WiFire BJ and Yilong
Business Acquisition [Line Items]
Business acquisition, equity interests acquired					100.00%
21ViaNet Group Limited ("21Vianet HK")
Business Acquisition [Line Items]
Business acquisition, equity interests acquired							100.00%